General and Administrative (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative [Abstract]
Schedule of General and Administrative
	Year ended December 31,
	2023	2022		2021

Payroll and related expenses	$1,815	$1,845		$1,508
Share-based payment	212	323		411
Professional services	1,635	1,451		1,133
Travel expenses	61	115		48
Rent and office maintenance	139	118		130
Depreciation	20	20		11
Marketing and others	457	393		75
	$4,339	4,265	$	$3,316